Earnings Per Common Share	12 Months Ended
Dec. 31, 2025
Earnings Per Common Share [Abstract]
Earnings Per Common Share
19.	Earnings Per Common Share:

Diluted earnings per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the years ended December 31, 2023, 2024 and 2025, the effect of the warrants outstanding during each such period and as of each such date, would be antidilutive, hence they were excluded from the computation of diluted earnings per share. For the purpose of calculating diluted earnings per common share for the years ended December 31, 2023, 2024 and 2025, the weighted average number of diluted shares outstanding includes the conversion of outstanding Series D Preferred Shares (Note 15) calculated with the “if converted” method by using the average closing market price over the reporting period from August 7, 2023 (the date of their issuance) to December 31, 2023, by using the average closing market price over the reporting period from January 1, 2024 to December 31, 2024 and the average closing market price over the reporting period from December 12, 2024 (the date of the additional Series D issuance) to December 31, 2024, and by using the average closing market price over the reporting period from January 1, 2025 to December 31, 2025, respectively. In addition, MPC Capital, a subsidiary of the Company, has granted share-based compensation to certain members of key management. The dilutive effect of these awards is reflected in diluted earnings per share using the treasury stock method. Furthermore, potential common shares issued by MPC Capital are included in the determination of diluted earnings per share through their impact on MPC Capital’s diluted earnings, which are incorporated into the consolidated results based on the Company’s ownership interest in MPC Capital.

The components of the calculation of basic and diluted earnings per common share are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
Net income from continuing operations, net of taxes	21,303,156	15,304,934	21,542,163
Net income from discontinued operations, net of taxes	17,339,332	—	—
Less: Net income attributable to non-controlling interest in subsidiaries	—	(685,938)	(2,273,340)
Net income attributable to Castor Maritime Inc.	$38,642,488	$14,618,996	$19,268,823
Less: Dividend on Series D Preferred Shares	(1,020,833)	(2,645,833)	(4,979,167)
Less: Deemed dividend on Series D Preferred Shares	(196,296)	(606,444)	(3,005,817)
Less: Dividend on Series E Preferred Shares	—	—	(189,583)
Less: Deemed dividend on Series E Preferred Shares	—	—	(168,629)
Less: Deemed dividend on warrants repurchased	(444,885)	—	—
Add: Deemed contribution from Series D preferred shareholders	—	22,437,675	—
Net income available to common shareholders, basic	36,980,474	33,804,394	10,925,627
Dividend on Series D Preferred Shares	1,020,833	2,645,833	4,979,167
Deemed dividend on Series D Preferred Shares	196,296	606,444	3,005,817
Dividend on Series E Preferred Shares	—	—	189,583
Deemed dividend on Series E Preferred Shares	—	—	168,629
Deemed contribution from Series D preferred shareholders	—	(22,437,675)	—
Effect of subsidiary share based expense on diluted EPS	—	—	(30,521)
Net income attributable to common shareholders, diluted	38,197,603	14,618,996	19,238,302
Weighted average number of common shares outstanding, basic	9,571,045	9,662,354	9,662,354
Effect of dilutive shares	12,382,788	29,082,896	43,990,556
Weighted average number of common shares outstanding, diluted	21,953,833	38,745,250	53,652,910

Earnings per common share, basic, continuing operations	$2.05	$3.50	$1.13
Earnings per common share, diluted, continuing operations	$0.95	$0.38	$0.36
Earnings per common share, basic, discontinued operations	$1.81	$—	$—
Earnings per common share, diluted, discontinued operations	$0.79	$—	$—
Earnings per common share, basic, Total	$3.86	$3.50	$1.13
Earnings per common share, diluted, Total	$1.74	$0.38	$0.36